SEGMENTED INFORMATION - operating results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING SEGMENTS
Project evaluation and corporate development	$ (35,934)	$ (200,104)
Share-based compensation	(1,611,845)	(2,255,847)
Total operating expense	(5,975,959)	(6,942,265)
Income from investments	787,597	1,061,095
(Loss) gain on disposal of property, plant and equipment		51,418
Provision on credit loss		(274,865)
Foreign exchange (loss) gain	1,408,140	77,339
Net loss	(3,780,222)	(6,027,278)
Equity holders of the Company	(3,757,057)	(6,021,706)
Non-controlling interests	(23,165)	(5,572)
Segment Information Member
OPERATING SEGMENTS
Project evaluation and corporate development	(35,934)	(200,104)
Salaries and benefits	(1,708,009)	(2,036,651)
Share-based compensation	(1,611,845)	(2,255,847)
Other operating expenses	(2,620,171)	(2,449,663)
Total operating expense	(5,975,959)	(6,942,265)
Income from investments	787,597	1,061,095
(Loss) gain on disposal of property, plant and equipment		51,418
Provision on credit loss		(274,865)
Foreign exchange (loss) gain	1,408,140	77,339
Net loss	(3,780,222)	(6,027,278)
Equity holders of the Company	(3,757,057)	(6,021,706)
Non-controlling interests	(23,165)	(5,572)
Segment Information Member | Corporate
OPERATING SEGMENTS
Project evaluation and corporate development	(33,797)	(200,104)
Salaries and benefits	(1,708,009)	(2,036,651)
Share-based compensation	(1,611,845)	(2,255,847)
Other operating expenses	(2,159,652)	(2,196,622)
Total operating expense	(5,513,303)	(6,689,224)
Income from investments	787,597	1,061,095
(Loss) gain on disposal of property, plant and equipment		(488)
Provision on credit loss		(274,865)
Foreign exchange (loss) gain	903,333	65,470
Net loss	(3,822,373)	(5,838,012)
Equity holders of the Company	(3,799,208)	(5,832,440)
Non-controlling interests	(23,165)	(5,572)
Segment Information Member | Silver Sand Project
OPERATING SEGMENTS
Project evaluation and corporate development	(2,137)
Other operating expenses	(395,883)	(203,611)
Total operating expense	(398,020)	(203,611)
(Loss) gain on disposal of property, plant and equipment		51,906
Foreign exchange (loss) gain	305,019	1,550
Net loss	(93,001)	(150,155)
Equity holders of the Company	(93,001)	(150,155)
Segment Information Member | Carangas Project
OPERATING SEGMENTS
Other operating expenses	(51,983)	(33,581)
Total operating expense	(51,983)	(33,581)
Foreign exchange (loss) gain	199,782	10,317
Net loss	147,799	(23,264)
Equity holders of the Company	147,799	(23,264)
Segment Information Member | Silverstrike Project
OPERATING SEGMENTS
Other operating expenses	(12,653)	(15,849)
Total operating expense	(12,653)	(15,849)
Foreign exchange (loss) gain	6	2
Net loss	(12,647)	(15,847)
Equity holders of the Company	$ (12,647)	$ (15,847)